CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME [Abstract]
REVEUNUES	$ 123,571,455	$ 113,891,989	$ 122,397,886
COST OF GOODS SOLD	110,250,876	102,353,957	111,611,457
GROSS PROFIT	13,320,579	11,538,032	10,786,429
Selling expenses	772,383	625,500	917,074
General and administrative expenses	6,340,584	3,485,118	3,950,934
Total Operating Expenses	7,112,967	4,110,618	4,868,008
LOSS FROM OPERATIONS	6,207,612	7,427,414	5,918,421
Financial expenses, net	(2,401,268)	(2,696,966)	(3,556,045)
Other income, net	907,941	558,426	911,430
INCOME BEFORE INCOME TAX	4,714,285	5,288,874	3,273,806
INCOME TAX	(578,727)	(1,219,030)	(557,428)
NET INCOME	4,135,558	4,069,844	2,716,378
LESS: NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTEREST	276,682	426,440	335,099
NET INCOME ATTRIBUTABLE TO OSSEN INNOVATION CO., LTD AND SUBSIDIARIES	3,858,876	3,643,404	2,381,279
OTHER COMPREHENSIVE INCOME
Foreign currency translation gain	779,135	1,647,348	703,573
TOTAL OTHER COMPREHENSIVE INCOME	779,135	1,647,348	703,573
COMPREHENSIVE INCOME	$ 4,638,011	$ 5,290,752	$ 3,084,852
EARNINGS PER ORDINARY SHARE
Basic and diluted	$ 0.19	$ 0.18	$ 0.12
WEIGHTED AVERAGE ORDINARY SHARES OUTSTANDING
Basic and diluted	19,901,959	19,901,959	19,942,333